Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments
Fixed income securities, at fair value (amortized cost $5,411,880 and $5,688,505)	$ 6,139,925	$ 6,253,484
Mortgage loans	570,365	564,847
Equity securities, at fair value (cost $133,733 and $83,801)	164,971	104,178
Limited partnership interests	99,820	71,383
Short-term, at fair value (amortized cost $61,947 and $148,832)	61,948	148,829
Policy loans	41,150	42,213
Other	3,139	5,581
Total investments	7,081,318	7,190,515
Cash	16,882	3,582
Deferred policy acquisition costs	130,201	132,614
Reinsurance recoverable	279,220	294,054
Accrued investment income	62,745	66,969
Current income taxes receivable		7,417
Other assets	60,791	45,858
Separate Accounts	436,380	472,048
Total assets	8,067,537	8,213,057
Liabilities
Contractholder funds	3,958,440	4,344,897
Reserve for life-contingent contract benefits	2,310,881	2,184,576
Current income taxes payable	5,714
Deferred income taxes	206,055	159,836
Other liabilities and accrued expenses	107,158	107,437
Payable to affiliates, net	5,083	5,745
Reinsurance payable to parent	4,878	3,933
Separate Accounts	436,380	472,048
Total liabilities	7,034,589	7,278,472
Commitments and Contingent Liabilities (Note 11)
Shareholder's equity
Common stock, $25 par value, 100 thousand shares authorized, issued and outstanding	2,500	2,500
Additional capital paid-in	140,529	140,529
Retained income	647,199	597,045
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI	136	(4,731)
Other unrealized net capital gains and losses	493,481	385,229
Unrealized adjustment to DAC, DSI and insurance reserves	(250,310)	(185,817)
Total unrealized net capital gains and losses	243,307	194,681
Unrealized foreign currency translation adjustments	(587)	(170)
Total accumulated other comprehensive income	242,720	194,511
Total shareholder's equity	1,032,948	934,585
Total liabilities and shareholder's equity	$ 8,067,537	$ 8,213,057